Additional disclosure items (Tables)	12 Months Ended
Dec. 31, 2021
Additional information [abstract]
Disclosure of fees to auditors

	2021	2020	2019
	(US$ millions)
Audit fees	5.2	5.8	6.8
Audit related fees	1.4	0.5	1.3
Tax fees	0.1	0.1	0.1
Other fees	0.4	0.1	0.6
Total	7.1	6.4	8.8

Non-cash investing and financing activities from continuing operations
Non-cash investing and financing activities from continuing operations

	Note	2021	2020	2019
		(US$ millions)
Investing activities
Acquisition of property, plant and equipment	E.2.2.	(47)	(27)	17
Acquisition of lease right of use assets obtained in exchange of lease liabilities	E.3.	106	92	100
Asset retirement obligations	E.2.2.	32	19	19
Financing activities
Share based compensation	B.4.1.	17	24	27

Disclosure of transactions between related parties	Transactions and balances with Cable Onda Partners companies are disclosed under 'Other' in the tables below given their individual immateriality.

Expenses from transactions with related parties	2021	2020	2019
	(US$ millions)
Purchases of goods and services from Miffin (i)	(165)	(216)	(214)
Purchases of goods and services from EPM	(39)	(37)	(42)
Lease of towers and related services from HTA (ii)	—	—	(146)
Other expenses	(18)	(57)	(10)
Total	(221)	(310)	(412)

Income and gains from transactions with related parties	2021	2020	2019
	(US$ millions)
Sale of goods and services to Miffin (i)	299	327	306
Sale of goods and services to EPM	14	15	13
Other revenue	2	2	3
Total	314	343	322
As at December 31, the Company had the following balances with related parties:

	December 31
	2021	2020
	(US$ millions)
Liabilities
Payables to Guatemala joint venture (i)	—	231
Payables to Honduras joint venture (ii)	69	103
Payables to EPM	15	20
Payables to Panama non-controlling interests	1	1
Other accounts payable	2	1
Total	87	356
(i) Since November 12, 2021, Tigo Guatemala is accounted for as a subsidiary and intercompany transactions are eliminated on consolidation (see note A.1.2. to our audited consolidated financial statements).
(ii)    Mainly advances for dividends expected to be declared in 2022.

	December 31
	2021	2020
	(US$ millions)
Assets
Receivables from EPM	2	3
Receivables from Guatemala joint venture (i)	—	206
Receivables from Honduras joint venture (ii)	62	84
Receivables from Panama non-controlling interests	1	1
Receivable from AirtelTigo Ghana	—	—
Other accounts receivable	5	5
Total	70	299
(i) In 2021 and prior to the acquisition of the remaining 45% shareholding, our former joint venture in Guatemala repaid the entire $193 million Millicom shareholder loan granted in October 2020 and originally repayable by January 13, 2022, at the latest. As explained above, Tigo Guatemala is as a wholly owned subsidiary from November 12, 2021.
(ii)    In November 2020, our operations in Honduras completed a shareholding restructuring whereby Telefónica Celular S.A. acquired the shares of Navega S.A. de C.V. from its existing shareholders. The sale consideration will be payable in several installments with a final settlement in November 2023. As of December 31, 2021, $24 million out of a total receivable of $53 million is due after more than one year and therefore disclosed in non-current assets. During 2021, our operations in Honduras repaid $30 million to Millicom.